Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Eneti Vessels [Member]	Common Stock [Member] E.R. Vessels [Member]	Common Stock [Member] Songa Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Eneti Vessels [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Eneti Vessels [Member]	AOCI Attributable to Parent [Member] E.R. Vessels [Member]	Retained Earnings [Member]	Retained Earnings [Member] Eneti Vessels [Member]	Retained Earnings [Member] E.R. Vessels [Member]	Treasury stock [Member]	Treasury stock [Member] Eneti Vessels [Member]	Treasury stock [Member] E.R. Vessels [Member]	Total	Eneti Vessels [Member]	E.R. Vessels [Member]
Beginning balance, value at Dec. 31, 2020	$ 971				$ 2,548,956			$ (3,993)			$ (996,314)			$ (93)			$ 1,549,527
Beginning balance, shares at Dec. 31, 2020	97,146,687
Net income	$ (0)				(0)			(0)			680,530			(0)			680,530
Other comprehensive income / (loss)	$ (0)				(0)			10,926			(0)			(0)			10,926
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	521,310
Stock Issued During Period, Value, Acquisitions		$ 30	$ 21			$ 47,545	$ 22,147		$ (0)	$ (0)		$ (0)	$ (0)		$ (0)	$ (0)		$ 47,575	$ 22,168
Stock Issued During Period, Shares, Acquisitions		3,000,000	2,100,000
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 5				10,330			(0)			(0)			(0)			10,335
Offering Expenses	0				(292)			0			0			0			(292)
Cancellation of treasury stock (Note 9)	$ 0				(93)			0			0			93			0
Cancellation of treasury stock, shares	(6,971)
Dividends declared ($1.57 per share) (Note 9)	$ 0				0			0			(230,473)			0			(230,473)
Repurchase and cancellation of common shares, net (Notes 3 and 9)	$ (4)				(10,274)			0			0			0			(10,278)
Repurchase and cancellation of common shares (Note 9), shares	(466,268)
Ending balance, value at Dec. 31, 2021	$ 1,023				2,618,319			6,933			(546,257)			(0)			2,080,018
Ending balance, shares at Dec. 31, 2021	102,294,758
Net income	$ (0)				(0)			(0)			565,999			(0)			565,999
Other comprehensive income / (loss)	$ (0)				(0)			14,029			(0)			(0)			14,029
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	697,979
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 7				28,474			(0)			(0)			(0)			28,481
Dividends declared ($1.57 per share) (Note 9)	0				0			0			(668,464)			0			(668,464)
Repurchase and cancellation of common shares, net (Notes 3 and 9)	$ (8)				(20,060)			0			0			0			(20,068)
Repurchase and cancellation of common shares (Note 9), shares	(790,011)
Equity offering, net (Note 9)	$ 7				19,340			(0)			(0)			(0)			19,347
Equity offering, net (Note 9), shares	654,690
Ending balance, value at Dec. 31, 2022	$ 1,029				2,646,073			20,962			(648,722)			(0)			2,019,342
Ending balance, shares at Dec. 31, 2022	102,857,416
Net income	$ (0)				(0)			(0)			173,556			(0)			173,556
Other comprehensive income / (loss)	$ (0)				(0)			(15,569)			(0)			(0)			(15,569)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11), shares	1,126,472
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 11)	$ 17				20,860			(0)			(0)			(0)			20,877
Cancellation of treasury stock, shares				(6,706)
Dividends declared ($1.57 per share) (Note 9)	0				0			0			(158,052)			0			(158,052)
Repurchase and cancellation of common shares, net (Notes 3 and 9)	$ (206)				(392,902)			0			0			0			(393,108)
Repurchase and cancellation of common shares (Note 9), shares	(20,638,572)
Equity offering, net (Note 9)	$ (0)				13,024			(0)			(0)			(0)			13,024
Equity offering, net (Note 9), shares	678,282
Ending balance, value at Dec. 31, 2023	$ 840				$ 2,287,055			$ 5,393			$ (633,218)			$ (0)			$ 1,660,070
Ending balance, shares at Dec. 31, 2023	84,016,892